Commissions and fees (Details) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Commissions and fees
Lending business	SFr 823	SFr 705
Investment and portfolio management	1,497	1,640
Other securities business	26	43
Fiduciary business	1,523	1,683
Underwriting	617	932
Brokerage	1,576	1,967
Underwriting and brokerage	2,193	2,899
Other services	793	845
Commissions and fees	SFr 5,332	SFr 6,132